Trade, other payables and financial liabilities	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Trade, other payables and financial liabilities
19. Trade, other payable and financial liabilities

	2024	2023
Accounts payable	$229,104	$182,303
Accounts payable to related parties	1,624	1,228
	230,728	183,531
Others financial liabilities -
Other	1,270	1,403
	1,270	1,403
	$231,998	$184,934

See details of the account due to related parties in note 23.